Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement Of Cash Flows [Line Items]
Money market paper in financial assets at fair value not held for trading	$ 2,431	$ 9,479
Money market paper in other financial assets measured at amortized cost	340	565
Money market paper in financial assets measured at fair value through other comprehensive income	140	344
Money market paper in financial assets at fair value held for trading	127	430
Non-core and Legacy
Statement Of Cash Flows [Line Items]
Cash receipts from the sale of loans and loan commitments within Non-core and Legacy	$ 581	$ 9,857